Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
Subsequent events
Distribution declared
On January 22, 2019, we declared a distribution for the fourth quarter of 2018 of $0.0100 per common unit, which was paid on February 14, 2019.
On February 21, 2019, we fully repaid $50 million outstanding on the revolving credit facility linked to the Term Loan B.